Prepayments, other receivables and other assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments, other receivables and other assets [Abstract]
Schedule of Prepayments, Other Receivables and Other Assets
	As of December 31,
	2024	2025
	RMB’000	RMB’000

Prepayments to charging stations	75,018	44,970
Prepayments for chargers procurement	8,567	3,223
Prepayment for rental, facility and utilities	48,473	4,040
Miscellaneous prepayments	3,469	2,264
Value-added tax deductible	52,599	19,292
Amount due from related parties (Note 30)	1,206	—
Others	34,187	35,014
	223,519	108,803
Included in prepayments, other receivables and other assets, net per balance sheet	204,177	105,724
Included in assets classified as held for sale	19,342	3,079